SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Dec. 03, 2018	Nov. 26, 2018	Oct. 08, 2018	Feb. 01, 2019	Sep. 30, 2018	Sep. 30, 2017
Amount raise upto maximum additional common stock					$ 7,400	$ 4,300
Amount of maximum additional common stock issue					$ 80,475
Number of stock options granted					468,000	334,000
Subsequent Event [Member]
Description of special meeting of stockholders		The holders of the Company’s common and preferred stock voted to (i) amend the 2012 Plan to eliminate the annual individual award limits under the 2012 Plan and (ii) amend 2012 Plan to increase: (a) the total number of shares of common stock, par value $0.001 per share (“Common Stock”), available for grant under the 2012 Plan (subject to the overall limits described in clause (b) below) from 1,500,000 shares to an aggregate of 2,250,000 shares and (b) the aggregate limitation on authorized shares available for grant under the 2012 Plan, following any increases pursuant to the evergreen provision (the “Evergreen Provision”), from 2,200,000 shares to 2,950,000 shares.
Percentage of exerciable common stock		20.00%
Maximum number of shares granted to other employees and consultants	46,758		100,500
Total lease payments per month				$ 8,411
Subsequent Event [Member] | Votruba [Member] | Omnibus Incentive Compensation Plan 2012 [Member] | Restricted Stock [Member]
Number of common stock granted			144,000
Subsequent Event [Member] | John Pappajohn And Peter Unanue [Member] | Omnibus Incentive Compensation Plan 2012 [Member] | Restricted Stock [Member]
Number of common stock granted			30,000
Subsequent Event [Member] | Geoffrey Harris [Member] | Omnibus Incentive Compensation Plan 2012 [Member] | Restricted Stock [Member]
Number of common stock granted			45,000
Subsequent Event [Member] | Dr. Robin Smith [Member]
Number of stock options granted			48,000
Subsequent Event [Member] | George Carpenter [Member]
Number of stock options granted	30,000		48,000
Subsequent Event [Member] | Donald D' Ambrosio [Member]
Number of stock options granted	26,500		30,000
Subsequent Event [Member] | Second Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member]
Amount raise upto maximum additional common stock		$ 8,100,000
Amount of maximum additional common stock issue		$ 10,000,000